PROPERTY AND EQUIPMENT. (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Property, Plant and Equipment, Gross		$ 673,003		$ 658,356
Accumulated Depreciation		(190,346)		(150,004)
Property, Plant and Equipment, Net	$ 442,810	482,657	[1]	508,352
Facilities And Plant Equipment [Member]
Property, Plant and Equipment, Gross		621,909		601,156
Land [Member]
Property, Plant and Equipment, Gross		8,970		8,970
Other Equipment, Vehicles and Furniture [Member]
Property, Plant and Equipment, Gross		11,812		10,189
Construction in Progress [Member]
Property, Plant and Equipment, Gross		$ 30,312		$ 38,041

[1]	Amounts derived from the audited consolidated financial statements for the year ended December 31, 2018.